Interest Expense (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Accretion of convertible notes to face value	$ 3,859,583
Accretion of the original issue discount	304,080
Change in fair value of derivatives	(3,893,250)
Other	28,225	34,311
Interest expense	1,002,576	34,311	1,804,710	30,140
2014 Private Placements [Member]
Debt Instrument [Line Items]
Interest Expense, short term debt	578,938
Promissory Notes | FIN Electronic Cigarette
Debt Instrument [Line Items]
Interest Expense, short term debt	$ 125,000